SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
List of Accounting Policies [Abstract]
Disclosure of impact of initial application of new standards or interpretations [text block]
Below is the estimated effect of transition to IFRS 16 on our Consolidated Statements of Financial Position as at January 1, 2019.

(In billions of dollars)	Reference	As reported as at December 31, 2018	Estimated effect of IFRS 16 transition	Subsequent to transition as at January 1, 2019

Assets
Current assets:
Other current assets		0.4	***	0.4
Remainder of current assets		4.5	—	4.5
Total current assets		4.9	***	4.9

Property, plant and equipment	i	11.8	1.5	13.3
Remainder of long-term assets		15.2	—	15.2

Total assets		31.9	1.5	33.4

Liabilities and shareholders’ equity
Current liabilities:
Accounts payable and accrued liabilities		3.1	(0.1)	3.0
Current portion of lease liabilities	i	—	0.2	0.2
Remainder of current liabilities		3.7	—	3.7
Total current liabilities		6.8	0.1	6.9

Lease liabilities	i	—	1.4	1.4
Deferred tax liabilities		2.9	***	2.9
Remainder of long-term liabilities		14.0	—	14.0
Total liabilities		23.7	1.5	25.2

Shareholders’ equity		8.2	***	8.2

Total liabilities and shareholders’ equity		31.9	1.5	33.4
*** Amounts less than $0.1 billion; these amounts have been excluded from subtotals.
Below is the effect of transition to IFRS 15 on our Consolidated Statements of Income for the year ended December 31, 2017, all of which pertain to our Wireless segment.

			Year ended December 31, 2017
(In millions of dollars, except per share amounts)	Reference	As previously reported	Adjustments	Restated

Revenue	i, iii	14,143	226	14,369

Operating expenses:
Operating costs	ii, iii	8,825	42	8,867
Depreciation and amortization		2,142	—	2,142
Gain on disposition of property, plant and equipment		(49)	—	(49)
Restructuring, acquisition and other		152	—	152
Finance costs		746	—	746
Other expense (income)		(19)	—	(19)

Income before income tax expense		2,346	184	2,530
Income tax expense		635	50	685

Net income for the period		1,711	134	1,845

Earnings per share:
Basic		$3.32	$0.26	$3.58
Diluted		$3.31	$0.26	$3.57

Reconciliation of Consolidated Statements of Financial Position as at January 1, 2017 and December 31, 2017
Below is the effect of transition to IFRS 15 on our Consolidated Statements of Financial Position as at January 1, 2017 and December 31, 2017.

		As at January 1, 2017			As at December 31, 2017
(In millions of dollars)	Reference	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated

Assets
Current assets:
Accounts receivable		1,949	(5)	1,944	2,041	(6)	2,035
Inventories	iii	315	137	452	313	122	435
Current portion of contract assets	i	—	723	723	—	820	820
Other current assets	ii	215	202	417	197	217	414
Current portion of derivative instruments		91	—	91	421	—	421
Total current assets		2,570	1,057	3,627	2,972	1,153	4,125

Property, plant and equipment		10,749	—	10,749	11,143	—	11,143
Intangible assets		7,130	—	7,130	7,244	—	7,244
Investments		2,174	—	2,174	2,561	—	2,561
Derivative instruments		1,708	—	1,708	953	—	953
Contract assets	i	—	354	354	—	413	413
Other long-term assets	ii	98	58	156	82	61	143
Deferred tax assets		8	—	8	3	—	3
Goodwill		3,905	—	3,905	3,905	—	3,905

Total assets		28,342	1,469	29,811	28,863	1,627	30,490

Liabilities and shareholders' equity
Current liabilities:
Bank advances		71	—	71	6	—	6
Short-term borrowings		800	—	800	1,585	—	1,585
Accounts payable and accrued liabilities		2,783	—	2,783	2,931	—	2,931
Income tax payable		186	—	186	62	—	62
Other current liabilities [1]	iii	134	151	285	4	128	132
Contract liabilities [2]	i	367	(65)	302	346	(68)	278
Current portion of long-term debt		750	—	750	1,756	—	1,756
Current portion of derivative instruments		22	—	22	133	—	133
Total current liabilities		5,113	86	5,199	6,823	60	6,883

Provisions		33	—	33	35	—	35
Long-term debt		15,330	—	15,330	12,692	—	12,692
Derivative instruments		118	—	118	147	—	147
Other long-term liabilities		562	—	562	613	—	613
Deferred tax liabilities		1,917	368	2,285	2,206	418	2,624
Total liabilities		23,073	454	23,527	22,516	478	22,994

Shareholders' equity		5,269	1,015	6,284	6,347	1,149	7,496

Total liabilities and shareholders' equity		28,342	1,469	29,811	28,863	1,627	30,490

[1]	Previously reported as "current portion of provisions".

[2]	Previously reported as "unearned revenue".